Annual Total Returns - FidelityCommodityStrategyFund-RetailPRO - FidelityCommodityStrategyFund-RetailPRO - Fidelity Commodity Strategy Fund - Fidelity Commodity Strategy Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	May 30, 2017
Annual Return 2018	(11.68%)
Annual Return 2019	6.89%
Annual Return 2020	(3.84%)
Annual Return 2021	26.29%
Annual Return 2022	14.03%
Annual Return 2023	(8.63%)